Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Financial Condition
Held-to-maturity Securities, Fair Value	$ 213,903	$ 166,785
Loans and Leases Receivable, Allowance	$ 10,509	$ 8,417
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.064	$ 0.064
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	10,817,901	10,144,830
Common Stock, Shares, Outstanding	9,520,056	9,383,695
Treasury Stock, Shares	1,297,845	761,135